Business and Significant Accounting Policies (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2008	Sep. 30, 2014 entity	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Sep. 30, 2014 Sales [Member] TCEH [Member]	Sep. 30, 2013 Sales [Member] TCEH [Member]	Sep. 30, 2014 Sales [Member] TCEH [Member]	Sep. 30, 2013 Sales [Member] TCEH [Member]	Dec. 31, 2013 Sales [Member] TCEH [Member]	Dec. 31, 2012 Sales [Member] TCEH [Member]	Dec. 31, 2011 Sales [Member] TCEH [Member]	Dec. 31, 2013 Oncor [Member]	Dec. 31, 2013 Texas Transmission [Member]
Description of Business [Line Items]
Concentration Risk Percentage									27.00%	28.00%	26.00%	28.00%	27.00%	29.00%	33.00%
Percentage of membership interest owned by company		80.03%														80.03%
Percentage of membership interest owned by non-controlling owners		19.75%															19.75%
Number of entities that would possibly be bankrupt		1
Principal amount of transition bonds issued						$ 1,300,000,000	$ 1,300,000,000	$ 1,300,000,000
Long-lived assets and goodwill impairments			0	0	0
Percentage of equity interest sold in the event of bankruptcy	19.75%
Equity AFUDC			$ 0	$ 1,000,000	$ 0